Defined Contribution Plan - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Discretionary match made under the 401(k) Plan by employer	$ 0.6	$ 0.8